Special Purpose Entity	9 Months Ended
Sep. 30, 2017
Special Purpose Entity
Special Purpose Entity

Note 6 – Special Purpose Entity

On the January 13, 2017, the Company and the Lender (the “Manager”) formed a special purpose entity as a Delaware limited liability company (the “SPE”), for the purpose of purchasing, refurbishing, repairing and reselling cell phones, smart phones, tablets and related accessories. The Manager is the sole manager of the SPE. The Manager invested $5,200,000 in equity in exchange for all of the membership interests. Of this sum, $5,000,000 will be used by the SPE for the purchase of approved inventory. Profits from the SPE will be distributed to the Manager and to the Company based on certain return thresholds, as defined in Limited Liability Company Agreement.

As further detailed in the Services Agreement entered into between the Company and the SPE on the Closing Date, the Company will provide all administrative and inventory management services necessary to the SPE’s daily operations. The Company and its personnel will not be compensated for providing services to the SPE, and the Company will generally be responsible for the costs of providing services to the SPE. However, the SPE will be responsible for costs directly related to acquiring and refurbishing the SPE’s inventory, shipping, certain tax accounting fees approved by the Manager, and other costs. The Services Agreement allows the Company to purchase inventory for its account and not for the SPE’s account until the Company has no available capital to purchase inventory.

The Company conducted an evaluation of its involvement with the SPE, which is considered to be a related party business entity, as of September 30, 2017, in order to determine whether the SPE was a variable interest entity (“VIE”) requiring consolidation or disclosure in the condensed consolidated financial statements of the Company. The SPE was determined to be a related party business entity because the Manager of the SPE is also the Lender to the Company’s NPA, as described in Note 5. The Company evaluated the purpose for which the SPE was created and the nature of the risks in the entity as required by the guidance under ASC 810-10-25, “Consolidation.” Based upon the Company’s analysis, the Company concluded that the SPE is not deemed to be a VIE and as such it should not be consolidated within the Company’s condensed consolidated financial statements.

As of September 30, 2017, the net amount due to the SPE for accounts receivable collected on its behalf was $49,000 and is recorded as due to related party in the accompanying condensed consolidated balance sheets.

Expense reimbursements for the three months ended September 30, 2017 amounted to $139,000, of which $100,000 was recorded in cost of revenues and $39,000 was recorded in sales and marketing. Expense reimbursements for the nine months ended September 30, 2017 amounted to $402,000, of which $261,000 was recorded in cost of revenues and $141,000 was recorded in sales and marketing. There were no profit distributions made to the Company from the SPE during the three and nine months ended September 30, 2017. The Company will account for profit distributions generated from the SPE as a component of its principal device revenue.